Vessels under construction	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels under construction	Vessels under construction
As at December 31, 2021, the vessels under construction balance includes $18,870,000 of capitalized interest for the year ended December 31, 2021 (December 31, 2020 – $nil).
As at December 31, 2021, the vessels under construction balance includes $1,284,512,000 of installment payments for the year ended December 31, 2021 (December 31, 2020 – $41,983,000).
During the year ended December 31, 2021, the Company took delivery of three 12,200 TEU vessels that were previously under construction for an aggregate purchase price of $251,895,000. The vessels commenced 18-year bareboat charters upon delivery and are classified as a sales-type lease (note 7).